Reconciliation of Financial Statements to the Form 5500 - Reconciliation of Net Assets Available for Benefits (Details) - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits	$ 27,446,613,184	$ 24,850,880,304
Amounts allocated to withdrawing participants	(7,211,679)	(11,442,002)
Net assets available for benefits per the Form 5500	$ 27,439,401,505	$ 24,839,438,302